Working capital	12 Months Ended
Dec. 31, 2025
Working Capital [Abstract]
Working capital

15.	Working capital

	Years ended December 31,
(€ million)	2025	2024	2023
(Increase)/decrease in inventories	(2,537)	632	(4,388)
(Increase)/decrease in trade receivables	(665)	786	(2,249)
Increase/(decrease) in trade payables	3,483	(4,007)	1,058
Other changes	(288)	(1,057)	(1,281)
Total change in working capital	(7)	(3,646)	(6,860)
The change in working capital in 2025 of €7 million includes (i) an increase of €2,537 million in inventories mainly driven by higher manufacturing supplies, reflecting an increase in activity and an increase in new vehicles stock,
(ii) an increase of €665 million in trade receivables primarily due to increased activities partially offset by higher factoring, (iii) an increase of €3,483 million in trade payables, primarily reflecting increased production mainly in
North America and Enlarged Europe and higher manufacturing supplies and (iv) a decrease of €288 million in other payables net of other receivables primarily driven by timing of indirect tax receipts